ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020

Absolute Funds
Shares Security Description Value
Common Stock - 18.2%
Communication Services - 0.5%
9,500 Comcast Corp., Class A $ 370,310
Consumer Discretionary - 2.1%
16,000 HD Supply Holdings, Inc.
(a)
554,400
5,000 Starbucks Corp. 367,950
6,250 The TJX Cos., Inc. 316,000
9,250 Unilever PLC, ADR 507,640
1,745,990
Consumer Staples - 1.3%
3,470 Diageo PLC, ADR 466,333
7,000 Ingredion, Inc. 581,000
1,047,333
Energy - 1.1%
29,500 Enbridge, Inc. 897,390
Financials - 3.6%
9,350 Berkshire Hathaway, Inc., Class B
(a)
1,669,069
25,000 Loews Corp. 857,250
4,000 The Travelers Cos., Inc. 456,200
2,982,519
Health Care - 1.7%
5,000 Medtronic PLC 458,500
21,500 Pfizer, Inc. 703,050
900 UnitedHealth Group, Inc. 265,455
1,427,005
Industrials - 0.3%
3,000 Expeditors International of Washington, Inc. 228,120
Information Technology - 1.4%
11,000 Cerner Corp. 754,050
3,500 Guidewire Software, Inc.
(a)
387,975
1,142,025
Materials - 4.9%
14,810 Agnico Eagle Mines, Ltd. 948,729
37,000 Barrick Gold Corp. 996,780
26,833 Corteva, Inc. 718,856
20,833 DuPont de Nemours, Inc. 1,106,857
9,000 Pan American Silver Corp. 273,510
4,044,732
Real Estate - 0.8%
19,500 Equity Commonwealth REIT
(a)
627,900
Utilities - 0.5%
5,500 Dominion Energy, Inc. 446,490
Total Common Stock (Cost $13,559,081) 14,959,814
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.3%
$ 37,607 Adjustable Rate Mortgage Trust, Series 2005-12 2A1
(b)
3.73% 03/25/36 31,259
21,770 Adjustable Rate Mortgage Trust, Series 2006-1 3A3
(b)
3.77  03/25/36 18,795
15,237 Banc of America Funding Corp., Series 2006-E 2A1
(b)
3.51  06/20/36 13,998
18,200 Banc of America Funding Corp., Series 2007-E 4A1
(b)
3.64  07/20/47 16,927
46,728 CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 6.00  12/25/36 46,171
17,342 CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 5.75  04/25/37 16,739
17,934 Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 5.50  11/25/35 17,331
21,549 Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5 1A1
(b)
4.29  09/25/47 19,055
39,038 IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1
(b)
3.76  09/25/36 30,929
13,115 JPMorgan Mortgage Trust, Series 2007-A2 4A1M
(b)
3.71  04/25/37 11,396
20,942 Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 3A1
(b)
3.91  04/25/47 13,787
Total Asset Backed Obligations (Cost $165,044) 236,387

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020

Absolute Funds
Shares Security Description Value
Investment Companies - 42.7%
1,203,053 Absolute Capital Opportunities Fund
(c)
$ 14,677,246
1,901,218 Absolute Convertible Arbitrage Fund
(c)
20,476,112
Total Investment Companies (Cost $31,489,073) 35,153,358
Shares Security Description Value
Money Market Fund - 29.2%
24,084,357 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.11%
(d)
(Cost $24,084,357) 24,084,357
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 0.4%
Call Options Purchased - 0.4%
750 Alerian MLP ETF $ 8.00 01/21 $ 600,000 750
1,000 Energy Select Sector SPDR Fund ETF 52.00 07/20 5,200,000 1,000
1,000 SPDR S&P 500 ETF Trust 340.00 09/20 34,000,000 200,000
3,000 SPDR S&P 500 ETF Trust 400.00 11/20 120,000,000 78,000
Total Call Options Purchased (Premiums Paid $508,313) 279,750
Put Options Purchased - 0.0%
1,000 Invesco QQQ Trust ETF 220.00 07/20 24,760,000 1,000
1,000 iShares Transportation Average ETF 135.00 07/20 16,264,000 30,000
Total Put Options Purchased (Premiums Paid $293,568) 31,000
Total Purchased Options (Premiums Paid $801,881) 310,750
Investments, at value - 90.8% (Cost $70,099,436) $ 74,744,666
Total Written Options - 0.0% (Premiums Received $(85,479)) (38,000)
Other Assets & Liabilities, Net - 9.2% 7,621,549
Net Assets - 100.0% $ 82,328,215

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL OPTIONS WRITTEN (Unaudited)
June 30, 2020

Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - 0.0%
Call Options Written - 0.0%
(500) SPDR S&P 500 ETF Trust
(Premiums Received $(85,479)) $ 355.00 09/20 $ 15,418,000 $ (38,000)
Total Written Options - 0.0% (Premiums Received $(85,479)) $ (38,000)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL OPTIONS WRITTEN (Unaudited)
June 30, 2020

Absolute Funds
At June 30, 2020 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.
Transactions during the period with affiliates were as follows:
At June 30, 2020, the value of investments in affiliated companies was $35,153,358, representing 42.70% of net assets, and the total cost of
$31,489,073. Net unrealized appreciation was $3,664,285, net realized gain was $116,489 and investment income was $24,658
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
ETF Exchange Traded Fund
MLP Master Limited Partnership
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2020.
(c) Affiliated Company.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Depreciation
(60) Nasdaq 100 E-mini Future 09/18/20 $ (12,042,080) $ (12,176,700) $ (134,620)
(110) S&P 500 E-mini Future 09/18/20 (16,852,395) (16,996,100) (143,705)
(30) U.S. 10-Year Note Future 09/21/20 (4,167,149) (4,175,156) (8,007)
$ (33,061,624) $ (33,347,956) $ (286,332)
Investment Companies
Absolute
Capital
Opportunities
Fund
Balance
3/31/2020
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2020
Realized
Gain
Investment
Income
Shares/
Principal 1,285,087 – 82,034 – 1,203,053
Cost $ 12,961,989 $ – $ 883,511 $ – $ 12,078,478 $ 116,489 $ 5,931
Value 15,292,540 – – 268,217 14,677,246
Absolute
Convertible
Arbitrage Fund
Balance
3/31/2020
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2020
Realized
Gain
Investment
Income
Shares/
Principal 1,901,218 – – – 1,901,218
Cost $ 19,410,595 $ – $ – $ – $ 19,410,595 $ – $ 18,727
Value 19,620,564 – – 855,548 20,476,112

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL OPTIONS WRITTEN (Unaudited)
June 30, 2020

Absolute Funds
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 370,310 $ – $ – $ 370,310
Consumer Discretionary 1,745,990 – – 1,745,990
Consumer Staples 1,047,333 – – 1,047,333
Energy 897,390 – – 897,390
Financials 2,982,519 – – 2,982,519
Health Care 1,427,005 – – 1,427,005
Industrials 228,120 – – 228,120
Information Technology 1,142,025 – – 1,142,025
Materials 4,044,732 – – 4,044,732
Real Estate 627,900 – – 627,900
Utilities 446,490 – – 446,490
Asset Backed Obligations – 236,387 – 236,387
Investment Companies 35,153,358 – – 35,153,358
Money Market Fund – 24,084,357 – 24,084,357
Purchased Options 310,750 – – 310,750
Investments at Value $ 50,423,922 $ 24,320,744 $ – $ 74,744,666
Total Assets $ 50,423,922 $ 24,320,744 $ – $ 74,744,666
Liabilities
Other Financial Instruments*
Written Options (38,000) – – (38,000)
Futures (286,332) – – (286,332)
Total Other Financial Instruments* $ (324,332) $ – $ – $ (324,332)
Total Liabilities $ (324,332) $ – $ – $ (324,332)